Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of current income tax expenses/(benefits)

The income tax expenses/(benefits) for the years ended December 31, 2023, 2024 and 2025 are as follows (in thousands):

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses/(benefits)	15,638	(6,366)	1,343
Deferred income tax (benefits)/expenses	(3,806)	(3,025)	20,344
Total	11,832	(9,391)	21,687

Schedule of reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense

The following table presents a reconciliation of the income tax expenses/(benefits) computed by the statutory income tax rate to the Group’s income tax expenses/(benefits) of the years presented are as follows (in thousands):

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Income tax computed at statutory EIT rate (25%)	(206,902)	(48,003)
Permanent differences (1)	(96,793)	(92,205)
Effect of different tax jurisdictions	(20,216)	(23,568)
Effect of preferential tax rate	98,329	27,031
Change in deferred tax assets valuation allowance	237,414	127,354
Income tax expenses/(benefits)	11,832	(9,391)
(1)	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	For the Year Ended December 31,
	2025
	RMB	Percent
PRC Statutory Tax Rate:	(43,368)	25.0%
Foreign Tax Effects	(20,185)	11.7%
Cayman Islands	(6,733)	3.9%
Statutory tax rate difference between Cayman Islands and PRC	(6,733)	3.9%
Hong Kong	(15,748)	9.1%
Statutory tax rate difference between Hong Kong and PRC	(5,223)	3.0%
Non-taxable income	(10,525)	6.1%
Other foreign jurisdictions	2,296	(1.3)%
Changes in Valuation Allowances	24,748	(14.3)%
Nontaxable or Nondeductible Items	60,492	(34.9)%
Research and development credits	(14,231)	8.2%
Tax holidays	31,734	(18.3)%
Share-based payment awards	15,440	(8.9)%
Goodwill impairment	27,020	(15.6)%
Other	529	(0.3)%
Effective Tax Rate	21,687	(12.5)%

Schedule of preferential tax rate on the PRC operations

The following table sets forth the effect of preferential tax rate on the PRC operations (in thousands except per share data):

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax holiday effect	98,329	27,031	31,734
Basic and diluted net loss per share effect	0.33	0.10	0.13

Schedule of the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of the years presented (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	841,217	838,277
Advertising and promotion expenses in excess of deduction limit	272,138	299,261
Provision of allowance for expected credit losses	37,896	28,629
Payroll and expense accrued	6,737	5,380
Less: valuation allowance	(1,157,988)	(1,171,547)
Total deferred tax assets, net	—	—

Deferred tax liabilities:
Acquired intangible assets	6,830	1,815
Unrealized fair value gains for long-term investments	—	25,359
Total deferred tax liabilities	6,830	27,174

Schedule of movement of the valuation allowances for deferred tax assets

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	2024	2025
	RMB	RMB
Deferred tax assets:
Balance as of January 1,	(1,030,634)	(1,157,988)
Change of valuation allowance	(127,354)	(13,559)
Balance as of December 31,	(1,157,988)	(1,171,547)

Schedule of net operating tax loss carry forwards

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration year for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2025, certain entities in mainland China of the Group had net operating tax loss carry forwards, if not utilized, which would expire as follows (in thousands):

RMB
Loss expiring in 2026	175,107
Loss expiring in 2027	200,571
Loss expiring in 2028	437,989
Loss expiring after 2028	4,444,316
Total	5,257,983